Business Combinations - Summary of Purchase Price Allocation (Details) $ in Millions	Mar. 31, 2023 USD ($)
Disclosure Of Business Combinations [Line Items]
Net assets	$ 12
Intangible Assets - Customer Contracts and Relationships	34
Intangible Assets - Vendor Relationships	4
Intangible Assets - Brand	3
Deferred tax liabilities on intangible assets	(10)
Total assets acquired	43
Goodwill	79
Total purchase price	122
Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets	12
Total assets acquired	12
Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships	34
Intangible Assets - Vendor Relationships	4
Intangible Assets - Brand	3
Deferred tax liabilities on intangible assets	(10)
Total assets acquired	$ 31